SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment	$ 67,983		$ 68,327		$ 72,965
Less: accumulated depreciation and amortization	(21,874)		(21,716)		(22,838)
Property and equipment, net	46,109		46,611		50,127
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 63,746		63,746		$ 65,695
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years				5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	40 years				40 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,463		1,807		$ 4,494
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	2 years				2 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	10 years				10 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,774	[1]	$ 2,774	[1],[2]	$ 2,776	[2]

[1]	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 6.6 years.
[2]	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 7 years.